Cover Cover	Aug. 03, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 03, 2022
Entity Registrant Name	Smartsheet Inc.
Entity Incorporation, State or Country Code	WA
Entity File Number	001-38464
Entity Tax Identification Number	20-2954357
Entity Address, Address Line One	500 108th Ave. NE, Ste. 200
Entity Address, City or Town	Bellevue,
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	(844)
Local Phone Number	324-2360
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, no par value per share
Trading Symbol	SMAR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001366561
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, Address Line One	500 108th Ave. NE, Ste. 200
Entity Address, City or Town	Bellevue,
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
Former Address
Cover [Abstract]
Entity Address, Address Line One	10500 NE 8th St., Ste. 1300
Entity Address, City or Town	Bellevue,
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
Entity Addresses [Line Items]
Entity Address, Address Line One	10500 NE 8th St., Ste. 1300
Entity Address, City or Town	Bellevue,
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004